UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
                                      and
THE INVESTMENT COMPANY ACT OF 1940                                             X


BEATING THE DOW Fund, Inc.    (Exact Name of Registrant as Specified in Charter)
1375 Anthony Wayne Dr,  Wayne PA. 19087 (Address of Principal Executive Offices)

610-688-6839                                      (Registrants Telephone Number)

Bernard B. Klawans    1375 Anthony Wayne Dr     Wayne PA. 19087
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after the
effective date of this registration.

It is proposed that this filing will become effective
    [x]  60 days after filing pursuant to paragraph (a)



The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A) may determine.

                           Cross Reference Sheet


          INFORMATION REQUIRED                 CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                            Cover Page
Item 2. Synopsis                              Fund Expenses
Item 3. Condensed Financial Information       Fund Expenses
Item 4. General Description of Registrant     The Fund
Item 5. Management of the Fund                Management of the Fund
Item 6. Capital Stock and other Securities    Capitalization
Item 7. Purchase of Securities being Offered  Purchase of Shares - Reinvestment
Item 8. Redemption or Repurchase              Redemption of Shares
Item 9. Legal Proceedings                     Litigation



Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objective and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Not Applicable
         of Securities
Item 16. Investment Advisory and Other Ser-   Investment Adviser
         vices
Item 17. Brokerage Allocation                 Brokerage
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Redemption of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Pricing of Shares
         Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Yield Quotations of   Not Applicable
         Money Market Funds
Item 23. Financial Statements                 Financial Statements



Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     Financial Statements & Exhibits
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications                    Indemnification
Item 28. Business & Other Connections of     Activities of Investment Advisor
         Advisor
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounts & Records      Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable

                           BEATING THE DOW FUND, INC.
                             1375 ANTHONY WAYNE DR.
                                WAYNE, PA. 19481
                                  610-688-6939
                                  800-548-1942


PROSPECTUS                                                       XXXXXX XX, 199X


The Fund & Investment Objective
Beating the Dow Fund, Inc. ("the Fund") is an open-end non-diversified manage-ment investment company that seeks balanced capital gains and income through the application of a proprietary 28 year back-tested asset allocation model which would result in annual 100% commitments to either common stocks, US Government Bonds or US Treasury Bills depending on the relative valuation of stocks versus bonds and the bond market outlook according to our proprietary bond indicator.


Fund Share Purchase
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $1,000 as the minimum initial purchase and $100 for subsequent purchases.


Additional Information
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated XXXXX XX, 199X and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.





             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

FUND EXPENSES
The following illustrates all expenses and fees that a shareholder of the Beating the Dow Fund will incur. The expenses and fees set forth below are for the 1998 fiscal year.

                       Shareholder Transaction Expenses:
             Sales Load Imposed on Purchases                   None
             Sales Load Imposed on Reinvested Dividends        None
             Redemption Fees                                   None
             Exchange Fees                                     None
             IRA Trustee Fees                                  None

                     Annualized Fund Operating Expenses:
             Management Fees                                   1.0%
             12b-1 Fees                                        None
             Other Expenses                                    0.5%
                                 Total Operating Expenses      1.5%




The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and in-directly. It illustrates the expenses paid on a $1,000 investment over vari-ous time periods assuming a) 5% annual rate of return and b) redemption at the end of each time period. This example should not be considered a representa-tion of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                1 Year       3 Years      5 Years        10 Years
                  $15          $48          $84            $189

THE FUND
Beating the Dow Fund, Inc. (also referred to as the "Fund") was incorporated in Pennsylvania on XXXXXXXXX XX, 199X. The Fund's registered office is in Wayne,
PA: mail may be addressed to 1375 Anthony Wayne Dr. Wayne, PA. 19087.


OBJECTIVE AND POLICIES
Objective: Beating the Dow Fund, Inc. ("the Fund") is an open-end non-diversi-fied management investment company that seeks balanced capital gains and income through the application of a proprietary 28 year back-tested asset allocation model which would result in annual 100% commitments to either common stocks, US Government bonds or US Treasury Bills depending on the relative valuation of stocks versus bonds and the bond market outlook according to our proprietary bond indicator.

Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will ob-tain its ongoing objective of balanced income. However, for the period January 1, 1969 through December 31, 1996 the methology to be used before transaction fees and Fund expenses produced an average annual return of 25.88% with a high of 156.12% in 1982 and only one down year, -19.95% in 1974.

Security Selection Criteria: Criteria used by the Adviser in recommeding pur-chases of securities will be based on the methodology broadly discussed above and in depth in a forthcoming book by Michael O'Higgins, author of "Beating the Dow."

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of secu-rities within the period by the average monthly portfolio value of the Fund dur-ing such period. There may be times when the methodology employed calls for substantial alteration of the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%.

Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.


INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.


INVESTMENT ADVISER
The Valley Forge Management Corp. is a Pennsylvania corporation that acts as an Investment Adviser to the Fund. Mr. Bernard B. Klawans is the sole owner, dir-ector and officer of the Investment Adviser and is also president of the Fund.

On November 1, 1997 the shareholders of the Fund approved a management and ad-visory contract with the Valley Forge Management Corp. This Agreement will con-tinue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of Directors of the Fund who are neither parties to the agreement or interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, the Valley Forge Management Corp. will fur-nish investment advice to the Directors of the Fund on the basis of a continu-ous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without payment of penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Valley Forge Management Corp. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's Officers and Directors. For these services, the Fund has agreed to pay to the Valley Forge Management Corp. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Adviser would forgo sufficient fees to hold the total expenses of the Fund to less than 1.5%.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Funds employees who may be officers or directors or employees of the In-vestment Adviser. Excepting these items, the Fund pays all other fees and ex-penses incurred in conducting its business affairs. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

A contract agreement has been made between the Valley Forge Management Corp. and the FTC Limited to pay a royalty of 50% of any management fee received from the Beating the Dow Fund for use of the patented methology to establish and maintain the portfolio. Mr. Michael O'Higgins, author of the book "Beating the Dow" is currently in the process of writing a new book which definitizes in detail the methology to be used herein. A 28 year analysis covering all modern market con-ditions expected to be incountered in the next 28 years has indicated that the improved methodoligy should add at least seven percentage points to the expected future performance of the original Beating the Dow expectations. Of course, as has been said in the Fund's Risk Assessment section above, there can be NO as-urance that the proposed methology will produce results in the future that were indicated in the past 28 year study.


CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

Major Shareholders: Bernard B. Klawans, as of the date of this Prospectus, owns all outstanding shares of the Fund.


PURCHASE OF SHARES - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole descretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. The Fund will be registered in Pennsylvania and therefore re-stricted to Pennsylvania residents at the time of purchase. There will be no solicitation of out of the state of Pennsylvania potential shareholders until registration under the Blue Sky laws of the state of residence have been met.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100. No account will be allowed to exceed $500,000 at the time of purchase.

Reinvestments: The Fund will automatically retain and reinvest dividends & cap-ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-tion date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next de-termined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-end or holiday closings, or when trading on the New York Stock Exchange is re-stricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, mak-ing disposal of fund securities or valuation of net assets not reasonably prac-ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.


PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of busi-ness of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christ-mas & New Year's Day. The price is determined by dividing the value of its se-curities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual Retirement Accounts
(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduc-tion is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-ductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $4,000 if you have a spouse who earns no compensation during the taxable year. A separate and inde-pendent Spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Beating the Dow Fund IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.


MMANAGEMENT OF THE FUND
Shareholders meet annualy to elect all members of the Board of Directors, se-lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. They also appoint officers to run the Fund and select an Invest-ment Adviser to provide investment advice. The Board meets six times a year to review Fund progress and status.


CUSTODIAN & TRANSFER AGENT
The Fund acts as its own custodian and transfer agent.


REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unau-dited financial statements.


AUDITORS
Landsburg, Platt, Reschiatore & Dalton, Certified Public Accountants, Philadel-phia, PA. have been selected as the independent accountant and auditor of the Fund. Landsburg, Platt, Reschiatore and Dalton has no direct or indirect finan-cial interest in the Fund or the Adviser.


LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration state-ment on file with the Securities & Exchange Commission. The registration state-ment may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon pay-ment of the fee prescribed by the Commission. Shareholders may also direct in-quiries to the Fund by phone or at the address given on pg 1 of this Prospectus.

                          SHARE PURCHASE APPLICATION


A)  Please fill out one of the following four types of accounts:

    1) ** Individual Accounts **

   ______________________  __  _____________________      ______________________
           First Name      MI       Last Name             Social Security Number

    2) ** Joint Accounts **

   ______________________  __  _____________________      ______________________
          First Name       MI        Last Name            Social Security Number

   ______________________  __  _____________________      ______________________
          First Name       MI        Last Name            Social Security Number

    3) ** Custodial Accounts **

   ______________________  __  ______________________
   Custodian's First Name  MI   Custodian's Last Name

   ______________________  __  ______________________     ______________________
     Minor's First Name    MI     Minor's Last Name       Minor's Social Sec Num

    4) ** All Other Accounts **

   __________________________________________________     ______________________
                     Name of Account                      Tax Identification Num

   __________________________________________________
          (Use this second line if you need it)


B) Biographical and other information about the new account:

   Number & Street _____________________________________________________________

   City_______________________________   St_____   Zip__________________________

   Citizen of__________________   Home Phone____________   Bus Phone____________


Dividend Direction:   Reinvest all distributions_________  Pay in Cash__________


Signature of Owner, Trustee or Custodian:    ___________________________________

Signature of Joint Owner (if joint account): ___________________________________


           Please make check payable to:     BEATING THE DOW FUND, INC.

Amount of Investment Attached  $______________ (Minimum initial purchase $1,000)

FORM W-9
(March 1994)
Department of Treasury
Internal Revenue Service


                          PAYER'S REQUEST FOR TAXPAYER
                             IDENTIFICATION NUMBER


Name as shown on account (if joint account, give name corresponding to TIN)

_________________________________________________


Street Address

_________________________________________________


City, State & Zip Code

_________________________________________________







Part 1.-  Taxpayer Identification Number            Part 2. - Backup Withholding

Social Security Number ______________________       Check if you are NOT subject
                                                    to  backup withholding under
or                                                  the  provisions  of  section
                                                    3406(a) (1) (C) of  the  In-
Employer ID Number     ______________________       ternal Revenue Code ________







Certification - Under the penality  of perjury, I certify  that the  information provided on this form is true, correct and complete.



Signature ___________________________________       Date _______________________

         INVESTMENT ADVISER                              PROSPECTUS
    VALLEY FORGE MANAGEMENT CORP.                 BEATING THE DOW FUND, INC.
      1375 Anthony Wayne Drive                           PO Box 262
          Wayne, Pa. 19087                            Wayne, Pa. 19481

                                                        610-688-6839


                                                      XXXXXXX  XX, 1998
          TABLE OF CONTENTS

Fund Expenses ...................... 2        The Fund  seeks a balance between
The Fund ........................... 3        capital gains  and incone through
Objective & Policies                          application  of a  proprietary 28
  Objective ........................ 3        year back-tested allocation model
  Risk Assessment ...................3        developed by Michael O'Higgins.
  Security Selection Criteria ...... 3
  Portfolio Turnover Policy ........ 3
  Nondiversification Policy ........ 3
Investment Restrictions ............ 3
Investment Adviser ................. 4
Capitalization
  Description of Common Stock ...... 5
  Voting Rights .................... 5
  Major Shareholders ............... 5
Purchase of Shares - Reinvestment
  Initial Investments .............. 5
  Subsequent Purchases ............. 5
  Reinvestments .................... 5
Redemption of Shares ............... 6
Pricing of Shares .................. 6
Retirement Plans - IRA ............. 6
Management of the Fund ............. 7
Custodian & Transfer Agent ......... 7
Reports to Shareholders ............ 7
Auditors ........................... 7
Litigation ......................... 7
Additional Information ............. 7
Share Purchase Application ......... 8
Tax ID Application Form ............ 9

                            BEATING THE DOW FUND, INC.
                             1375 Anthony Wayne Drive
                                 Wayne, PA   19087
                                   610-688-6839




                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                           ____________________, 199x


This Statement is not a prospectus, but should  be read in conjunction with  the
Fund's  current  prospectus  dated           , 199x.   To obtain the Prospectus,
please write the Fund or call either of the telephone numbers that are shown above.


                               TABLE OF CONTENTS
                  The Fund ................................ 2
                  Objective & Policies
                       Objective .......................... 2
                       Risk Assessment .................... 2
                       Security Selection Criteria ........ 2
                       Portfolio Turnover Policy .......... 2
                       Nondiversification Policy .......... 2
                  Investment Restrictions ................. 2
                  Investment Adviser ...................... 3
                  Capitalization
                       Description of Common Stock ........ 4
                       Voting Rights ...................... 4
                       Major Shareholders ................. 5
                  Purchase of Shares - Reinvestment ....... 4
                       Initial Investments ................ 6
                       Subsequent Purchases ............... 6
                       Reinvestments ...................... 6
                  Redemption of Shares .................... 5
                  Pricing of Shares ....................... 5
                  Tax Status .............................. 5
                  Officers and Directors of the Fund ...... 6
                  Brokerage ............................... 7
                  Auditor's Report ........................ 8
                  Statement of Assets & Liabilities ....... 9
                  Statement of Investments in Securities .. 9
                  Statement of Operations .................10
                  Statement of Changes in Net Assets ......10
                  Notes to Financial Statements ...........11
                  Supplemental Data .......................12

THE FUND
Beating the Dow Fund, Inc. (also referred to as the "Fund") was incorporated in Pennsylvania on XXXXXXXXX XX, 199X. The Fund's registered office is in Wayne,
PA: mail may be addressed to 1375 Anthony Wayne Dr. Wayne, PA. 19087.


OBJECTIVE AND POLICIES
Objective: Beating the Dow Fund, Inc. ("the Fund") is an open-end non-diversi-fied management investment company that seeks balanced capital gains and income through the application of a proprietary 28 year back-tested asset allocation model which would result in annual 100% commitments to either common stocks, US Government bonds or US Treasury Bills depending on the relative valuation of stocks versus bonds and the bond market outlook according to our proprietary bond indicator.

Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will ob-tain its ongoing objective of balanced income. However, for the period January 1, 1969 through December 31, 1996 the methology to be used before transaction fees and Fund expenses produced an average annual return of 25.88% with a high of 156.12% in 1982 and only one down year, -19.95% in 1974.

Security Selection Criteria: Criteria used by the Adviser in recommeding pur-chases of securities will be based on the methodology broadly discussed above and in depth in a forthcoming book by Michael O'Higgins, author of "Beating the Dow."

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of secu-rities within the period by the average monthly portfolio value of the Fund dur-ing such period. There may be times when the methodology employed calls for substantial alteration of the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%.

Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.


INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.


INVESTMENT ADVISER
The Valley Forge Management Corp is a Pennsylvania corporation that acts as an Investment Adviser to the Fund. Mr. Bernard B. Klawans is the sole owner, dir-ector and officer of the Investment Adviser and is also president of the Fund.

On November 1, 1997 the shareholders of the Fund approved a management and ad-visory contract with the Valley Forge Management Corp. This Agreement will con-tinue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of Directors of the Fund who are neither parties to the agreement or interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, the Valley Forge Management Corp. will fur-nish investment advice to the Directors of the Fund on the basis of a continu-ous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without payment of penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Valley Forge Management Corp. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's Officers and Directors. For these services, the Fund has agreed to pay to the Valley Forge Management Corp. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Adviser would forgo sufficient fees to hold the total expenses of the Fund to less than 1.5%.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Funds employees who may be officers or directors or employees of the In-vestment Adviser. Excepting these items, the Fund pays all other fees and ex-penses incurred in conducting its business affairs. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

A contract agreement has been made between the Valley Forge Management Corp. and the FTC Limited to pay a royalty of 50% of any management fee received from the Beating the Dow Fund for use of the patented methology to establish and maintain the portfolio. Mr. Michael O'Higgins, author of the book "Beating the Dow" is currently in the process of writing a new book which definitizes in detail the methology to be used herein. A 28 year analysis covering all modern market con-ditions expected to be incountered in the next 28 years has indicated that the improved methodoligy should add at least seven percentage points to the expected future performance of the original Beating the Dow expectations. Of course, as has been said in the Fund's Risk Assessment section above, there can be NO as-urance that the proposed methology will produce results in the future that were indicated in the past 28 year study.


CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

Major Shareholders: Bernard B. Klawans, as of the date of this Prospectus, owns all outstanding shares of the Fund.


PURCHASE OF SHARES - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole descretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. The Fund will be registered in Pennsylvania and therefore re-stricted to Pennsylvania residents at the time of purchase. There will be no solicitation of out of the state of Pennsylvania potential shareholders until registration under the Blue Sky laws of the state of residence have been met.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100. No account will be allowed to exceed $500,000 at the time of purchase.

Reinvestments: The Fund will automatically retain and reinvest dividends & cap-ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-tion date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next de-termined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-end or holiday closings, or when trading on the New York Stock Exchange is re-stricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, mak-ing disposal of fund securities or valuation of net assets not reasonably prac-ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.


PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of busi-ness of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christ-mas & New Year's Day. The price is determined by dividing the value of its se-curities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in secur-ity holdings that exceed 5% of the total assets of the Fund at time of purchase.

Distribution of any net long term capital gains realized by the Fund in 1995 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.



OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, age, princi-pal occupations and percent of shares outstanding held during the past five years are:
                                                  Occupation       Percent
   Name and Address       Age   Position         Past 5 Years     of  Class

   Bernard B. Klawans*     76   President        President         100.00%
   1375 Anthony Wayne Dr.       Interested       Valley Forge Fund
   Wayne, PA                    Director

   Dr. Gerd H. Dahl*      65    Secretary        Director Ag.         0.00%
   679 Jefferson Rd.            Interested       Chem. Research
   Bryn Mawr, PA                Director         Elf Atochem

   Victor J. Belanger     46    Non-Interested   Vice Pres.           0.00%
   Box #96                      Director         Linearizer
   Princeton Jct. NJ                             Technologies

   Dr. Thomas A. Fosnocht 58    Non-Interested   Dr.of Dental         0.00%
   737 Hillview Rd.             Director         Surgery
   Malvern, PA                                   Paoli, PA

   Dr. James P. King      62    Non-Interested   President            0.00%
   904 Breezewood Ln.           Director         Desilube
   Lansdale, PA                                  Technology Inc.

   William A. Texter      50    Non-Interested   Manager, Corp.       0.00%
   9 Charter Oak Dr.            Director         Nuclear Quality
   Newtown Square, PA                            PECO Energy

* Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. Klawans is President and owner of the Fund's Investment Adviser and Dr. Dahl is secretary of the Fud.

The Fund does not compensate its officers and directors affiliated with the In-vestment Adviser except as they may benefit through payment of the Advisory fee. The Fund does not intend to compensate its officers and directors until assets exceed $2,500,000 although they will be reimbursed for their expenses.

BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. In accordance with rule 17e-1 of the Investment Company Act of 1940, If the Fund's President is also a registered representative of a New York Stock Exchange or NASDAQ Member Firm he may place orders through his concern at as low commission rates as possible & never to exceed rates that are higher than would be available through any other national brokerage firm. The Directors will re-view each transaction at least quarterly made with affiliated firms to determine the reasonableness of commissions paid. Any unreasonable charge will be deduct-ed from the fees paid to the Adviser. The Fund's President may select other brokers who meet the primary requirements of execution and price, and also have furnished statistical or other factual information and services which appear helpful or necessary to the Fund's norman operations. No effort will be made in any given circunstance to determine the value of these services or the amount they might have reduced Adviser expenses.

Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to firms furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers not affiliated with Fund officers or the Adviser on a monthly basis initially and, after the first year of operation at least semiannually.

                     LANDSBURG PLATT RASCHIATORE & DALTON
                          Certified Public Accountants
                        117 South 17th Street 13th Floor
                             Philadelphia, PA 19103
                                  215-561-6633
                                Fax 215-561-2070



                          Independent Auditor's Report


To the Shareholers and Board of Directors of Beating the Dow Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Beating the Dow Fund, Inc., including the schedule of investments in securities as of xxxxxxxx x, 199x and the related statement of operations for the period from xxxxxxx x, 199x through xxxxxxxx x, 199x, the statement of changes in net assets and the financial highlights & related ratios/supplemental data for each of the periods indicated. These financial statements and financial highlights and re-lated ratios/supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights and related ratios/supplemental data based on our au-dit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights and related ratios/supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements. Our procedures included confirmation of securities owned as of xxxxxxxx x, 199x, by correspondence with the custodian and brokers. An audit includes assessing the accounting principles used and sig-nificant estimates made by management, as well as evaluating the overall finan-cial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights and re-lated ratios/supplemental data referred to above present fairly, in all material respects, the financial position of Beating the Dow Fund, Inc., as of xxxxxxxx x, 199x, the results of its operations from xxxxxxx x, 199x through xxxxxxxx x, 199x, the changes in its net assets and the financial highlights and related ra-tios/supplemental data for each of the periods indicated, in conformity with generally accepted accounting principles.


                      xxxxxxxxx xxxxx xxxxxxxxxxx x xxxxxx




xxxxxxxx xx, 199x

      BEATING THE DOW FUND, INC.               BEATING THE DOW FUND, INC.
  Statement of Assets and Liabilities     Schedule of Investments in Securities
          XXXXXXXX X, 199X                           XXXXXXXX 5, 199X


                ASSETS                                      Number of
                ------                                      shares or
Investments in securities,   $ xxx,xxx                      principal   Market
 at value (cost $xxx,xxx)    ---------                      amount      Value
                                                            ---------  --------
    TOTAL ASSETS             $ xxx,xxx   Cash - 100%
                             ---------   ------------
             LIABILITIES
             -----------
Accounts Payable             $    xxx
                             ---------
     TOTAL LIABILITIES       $    xxx                                  ---------
                             ---------                                    xx,xxx
                                                                       ---------

              NET ASSETS
              ----------                 -------------
Net assets                   $ xxx,xxx
 (equivalent to $10.00 per   =========
 share based on xx,xxx shares
 of capital stock outstanding)                                         ---------
                                                                          xx,xxx
Composition of net assets:                                             ---------

Shares of common stock             xxx
Paid in capital                xxx,xxx   -------------
     NET ASSETS xx/xx/xx     $ xxx,xxx
                             =========   SHORT TERM INVESTMENTS          100.00%
                                         ----------------------

                                            Money Market
                                            Royal Bank Gold  xxx,xxx    xxx,xxx
                                            Money Market               ---------

                                         TOTAL SHORT TERM INVESTMENTS
                                           (Cost $xxx,xxx)               xxx,xxx
                                                                       ---------

                                         TOTAL SECURITIES
                                           (Cost $xxx,xxx)             $ xxx,xxx
                                                                       =========



  The accompanying notes are an integral part of these financial statements.

       BEATING THE DOW FUND, INC.          BEATING THE DOW FUND, INC.
       STATEMENT OF OPERATIONS             STATEMENT OF CHANGES IN NET ASSETS

    For the period January 1, 1998                                   01/01/98
                                                            (commencement
                                                       01/01/98   of operations)
INVESTMENT INCOME:
  Interest                     $     0
                               -------    INCREASE IN
                                          NET ASSETS
    Total investment income          O    FROM OPERA-
                               -------    TIONS:
                                          Investment     $    (0)     $   (  0)
EXPENSES:
  Investment advisor                 0    Net realized           0             0
                                          gain (loss)
                               -------    on securi-
    Total Expenses                   0    ties trans-
                               -------    actions
                                          Net change             0             0
 Investment loss - net            ( 0)    in unreal-
                               -------    ized appre-
Net realized gain (loss)             0    ciation of
 on securities transactions               investments    ---------     ---------
Net change in unrealized             0    Net increase           0             0
 appreciation of investments   -------    in net as-
                                          sets from
Net gain on investments              O    operations     ---------     ---------
                               -------   Distributions
                                          to sharehold-
                                          ers from
Net increase in net assets     $     0   Investment              0             0
 resulting from operations     =======    income-net
                                         Net realized            0             0
                                          gain on in-
                                          vestments
                                         Capital share           0             0
                                          transactions   ---------     ---------
                                         Net increase            0             0
                                          in net assets  ---------     ---------

                                         NET ASSETS:
                                         Beginning of           0       100,000
                                          period         ---------     ---------
                                         End of period   $ XXX,XXX     $ XXX,XXX
                                                         =========     =========

   The accompanying notes are an integral part of these financial statements.


                            BEATING THE DOW FUND, INC.
                Notes to the Statement of Assets and Liabilities
                                 January 1, 1998

NOTE 1  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Beating the Dow Fund, Inc. (the "Fund") was incorporated on Jan-uary 1, 1998 and commenced operations on January 2, 1998. The Fund has no operations prior to the commencement of operations other than matters relating to its organization and registration as an open-end non-diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933, the sale and issuance of 10,000 shares of com-mon stock ("initial shares") to its initial investor on January 2, 1998.

Significant Accounting Policies: Accounting policies consistently followed by the Fund in the preparation of its financial statements are in conformity with generally accepted accounting principles and include:
  Security valuations - The Fund values investment securities, where market quo-tations are available, at market value based on the last recorded sales prices as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Shortterm investments are valued at cost, approximat-ing market value.
  Federal income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.
  Distribution to shareholders - The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and net realized capi-tal gains, if any, at year end.
  Organizational costs and Registeation fees - Organizational costs and Regis-tration fees were all borne by the Fund's Investment Advisor.
  Other - The Fund records security transactions on the trade date. Specific identification is used for determining gains or losses for financial state-ments & income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2 INVESTMENT ADVISORY AGREEMENT & OTHER RELATED TRANSACTIONS: The Fund has an investment advisor y agreement with Valley Forge Management Corp, (VFMC), whereby VFMC receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. VFMC has agreed to reimburse the Fund to hold the Fund's aggregate annual operating expenses to 1.5%. Mr. Bernard B. Klawans is the sole owner, director and officer of VFMC and is also president of the Fund.

NOTE 3 INVESTMENTS: For the period from January 1, 1998 (commencement of op-erations) through January 2, 1998 there were no purchases or sales of invest-ment securities. The gross unrealized appreciation for all securities totaled zero and the gross unrealized depreciation for all securities totaled zero, or a net unrealized appreciation of $0.00. The aggregate cost of securities for federal income tax purposes at January 2, 1998 was $100,000.

NOTE 4 CAPITAL SHARE TRANSACTIONS: As of January 2, 1998 there were 100,000,000 shares of $.01 par value capital stock authorized and capital paid in aggregated $100,000. There were no transactions in capital stock.

           FINANCIAL HIGHLIGHTS AND RELATED RATIOS/SUPPLEMENTAL DATA
                 For a Share Outstanding throughout each Period


                                                      For the  period  from Jan-
                                                      uary 1, 1998    (commence-
                                                      ment    of    operations )
                                                      through January 2, 1998
                                                      -------------------------

Net asset value, begin-           $                           $      10.00
 ning of period

Income from investment
 operations

  Net investment income                   -                             0


  Net gains or (losses)                   -                             0
   on securities both
   realized & unrealized          -----------                 -----------

Total from investment             $       -                   $      10.00
 operations

Less distributions

 Dividends (from net in-                  -                           -
  vestment income)

 Distributions(from cap-                  -                           -
  ital gains)                     -----------                 -----------

Net Asset value, end of           $       -                   $      10.00
 period                           ===========                 ===========

Net assets, end of period         $       -                   $   100,000

Ratio of expenses to av-                  -                          0.00%*
 erage net assets

Ratio of net investment                   -                          0.00%*
 income to average net
 assets

Portfolio turnover rate                    0%                          0%


*annualized


   The accompanying notes are an integral part of these financial statements.

                            FORM N-1A
                    PART C - OTHER INFORMATION


       Contents                                    Page #

1.  Financial Statements & Exhibits                   1

2.  Control Persons                                   1

3.  Number of Shareholders                            1

4.  Indemnification                                   1

5.  Activities of Investment Adviser                  1

6.  Principal Underwriters                            1

7.  Location of Accounts & Records                    2

8.  Management Services                               2

9.  Distribution Expenses                             2

10. Undertakings                                      2

11. Auditor's Consent                                 3

12. Signatures                                        4



Exhibits

  Articles of Incorporation                           3 i

  By-Laws                                             3 ii

  Investment Advisery Contract                       10 i

  Reimbursement Agreements - Officers/Directors      10 ii

  Opinion of Counsel Concerning Fund Sscurities      99.1

1. a. Financial Statements - Financial statements are presented in Part B. These include:
       Statement of Assets & Liabilities               XXXXX
       Schedule of Investments in Securities           XXXXX
       Statement of Operations                         XXXXX
       Statement of Changes in Net Assets              XXXXX
       Statement of Changes in Net Assets              XXXXX
       Notes to Statement of Assets and Liabilities    XXXXX

   A post-effective amendment containing reasonably current financial statements which will not be certified will be filed with the Securities and Exchange Commission within 4 to 6 months of the effective date of this filing.

   b. Exhibits - All exhibits believed to be applicable to this filing include:
      (3.i)    Articles of Incorporation
      (3.ii)   By-Laws
      (10.1)   Investment Advisery Contract
      (10.2)   Reimbursement Agreements with Officers and/or Directors
      (99.1)   Opinion of Counsel Concerning Fund Securities

2.    Control Persons - Not applicable

3. Number of Shareholders - There is one shareholder of the Beating the Dow Fund, Inc. as of this filing.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such in-demnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-
      ing) is asserted by such director, officer or controlling person in con-nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whe-ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Adviser - The Valley Forge Management Corpora-tion's activity at the present time is performance on its Investment Ad-visory Contract currently effective with the Valley Forge Fund, Inc. Mr. Bernard B, Klawans - owner, officer and director of the Valley Forge Man-agement Corp. is also President of the Bookkeeper Corporation.

6.    Principal Underwriter - The Fund acts as its own underwriter.

7. Location of Accounts & Records - All fund records are held at corporate headquarters - 1375 Anthony Wayne Drive, Wayne, Pa. 19087 - with the ex-ception of security certifications which are in a safe deposit box at the Royal Bank of Pennsylvania, DeKalb Pike, King of Prussia, PA.

8.    Not applicable

9.    Distribution Expenses - The fund currently bears no distribution expenses.

10.   Not applicable

                      Landsburg Platt Raschiatore & Dalton
                          Certified Public Accountants
                            117 S. 17th St. 13th Fl.
                            Philadelphia, PA. 19103
                                 215-561-6633




               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We consent to the inclusion by reference to the Pre-effective Amendment #1 on Form N-1A of Beating the Dow Fund, Inc. of our report dated xxxxxxxx x, 1997 on our examination of the Financial Statements on such Company. We also consent to the reference to our firm in such Registration Statement.




                xxxxxxxxx xxxxx xxxxxxxxxxx x xxxxxx (no signature) xxxxxxxx x, 199x

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, the BEATING THE DOW FUND, INC. certifies that it meets all of the requirements for effectiveness of this Registration State-ment and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne and State of Pennsylvania, on the xxth day of xxxxxxxx 199x.


                                                  BEATING THE DOW FUND, INC.


                                                  Bernard B. Klawans
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


Bernard B. Klawans         President, CEO and Director               x-xx-xx

Gerd H. Dahl               Secretary and Director                    x-xx-xx

Nancy W. Klawans           Treasurer                                 x-xx-xx

Victor J. Belanger         Director                                  x-xx-xx

Dr. Thomas A. Fosnocht     Director                                  x-xx-xx

Dr. James P. King          Director                                  x-xx-xx

William A. Texter          Director                                  x-xx-xx